Leases - Additional Information (Detail)	12 Months Ended
Mar. 31, 2020
Bottom of Range [Member]
Disclosure of operating lease [Line Items]
Lease property expiration period	1 year
Lease property extension period	3 years
Top of Range [Member]
Disclosure of operating lease [Line Items]
Lease property expiration period	12 years
Lease property extension period	5 years